Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Combined Federal And State Income Tax Rate	37.00%	37.00%
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ (4,159)	$ (4,990)
Other comprehensive income before reclassifications	1,671	1,560
Amounts reclassified from other comprehensive loss	(1,344)	(729)
Other Comprehensive Income (Loss), Net of Tax	327	831	$ (3,568)
Ending balance	(3,832)	(4,159)	(4,990)
Unrealized Gains (Losses) on Securities Available-for-Sale
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	1,191	(2,110)
Other comprehensive income before reclassifications	1,081	4,030
Amounts reclassified from other comprehensive loss	(1,344)	(729)
Other Comprehensive Income (Loss), Net of Tax	(263)	3,301
Ending balance	928	1,191	(2,110)
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(5,350)	(2,880)
Other comprehensive income before reclassifications	590	(2,470)
Amounts reclassified from other comprehensive loss	0	0
Other Comprehensive Income (Loss), Net of Tax	590	(2,470)
Ending balance	$ (4,760)	$ (5,350)	$ (2,880)